******************************* FORM N-PX REPORT *******************************


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                FORM N-PX REPORT

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                       Investment Company Act file number
                                   811-05681

                             ND TAX-FREE FUND, INC.
               (Exact name of registrant as specified in charter)

                              1 North Main Street
                                Minot, ND  58703
                    (Address of principal executive offices)

              Registrant's Telephone Number, Including Area Code:
                                 (701) 852-5292

                        Brent Wheeler or Kevin Flagstad
                             Integrity Mutual Funds
                              1 North Main Street
                                Minot, ND  58703
                    (Name and address of agent for service)

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2006 - June 30, 2007


ITEM 1. PROXY VOTING RECORD




======================== INTEGRITY FUND OF FUNDS, INC. =========================

The Fund did not hold any voting securities and accordingly did not vote any proxies during the period covered by this report.


========== END NPX REPORT
SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940,the registrant has duly caused this report to be signed on its behalf by the undersigned,thereunto duly authorized.

ND TAX-FREE FUND, INC.
(Registrant)


By:	/s/ Mark R. Anderson
        Mark R. Anderson
        Chief Executive Officer

Date: 	August 27, 2007